ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	June 30,	December 31,
	2025	2024
Accounts receivable	41,231,910	21,545,104
Allowance for credit losses	(9,805,066)	(8,159,597)
Accounts receivable, net	$31,426,844	$13,385,507